Convertible Debts (Details) - Forge Nano, Inc. - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Convertible Securities
Senior secured term loan issued in May 2023 by OIC, LLC, including a weighted-average interest at 10 percent per annum at December 31, 2025 and December 31, 2024. The note is collateralized by the Company's assets and intellectual property and is due in full on May 5, 2026	$ 10,488	$ 10,488
Accrued interest			$ 17
Debt discount			(314)
Total			1,627
Series D Convertible Note
Convertible Securities
Senior secured term loan issued in May 2023 by OIC, LLC, including a weighted-average interest at 10 percent per annum at December 31, 2025 and December 31, 2024. The note is collateralized by the Company's assets and intellectual property and is due in full on May 5, 2026		$ 0	$ 1,924